Insurance Risk Management - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Single Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	$ 40		$ 25
Single Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit		$ 40		$ 25
Survivorship Life Insurance Contracts In Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit	$ 50		$ 30
Survivorship Life Insurance Contracts Outside Of Canada
Disclosure of types of insurance contracts [line items]
Reinsurance retention limit		$ 50		$ 30
Mortality Risk | Life Insurance Contracts Where Higher Mortality Is Financially Adverse
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	2.00%	2.00%	2.00%	2.00%
Increase (decrease) in net income due to change in corresponding risk variable	$ (35)		$ (35)
Increase (decrease) in equity due to change in corresponding risk variable	$ (35)		$ (35)
Morbidity Risk | Life Insurance Contracts Where Morbidity Is Significant Assumption
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in net income due to change in corresponding risk variable	$ (205)		$ (185)
Increase (decrease) in equity due to change in corresponding risk variable	$ (205)		$ (185)
Longevity Risk | Life Insurance Annuities Contracts
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	(2.00%)	(2.00%)	(2.00%)	(2.00%)
Increase (decrease) in net income due to change in corresponding risk variable	$ (135)		$ (120)
Increase (decrease) in equity due to change in corresponding risk variable	$ (135)		$ (120)
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where Fewer Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	(10.00%)	(10.00%)	(10.00%)	(10.00%)
Increase (decrease) in net income due to change in corresponding risk variable	$ (265)		$ (250)
Increase (decrease) in equity due to change in corresponding risk variable	$ (265)		$ (250)
Policyholder Behaviour Risk | Individual Life Insurance Contracts Where More Terminations Are Financially Adverse
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in net income due to change in corresponding risk variable	$ (195)		$ (195)
Increase (decrease) in equity due to change in corresponding risk variable	$ (195)		$ (195)
Expense Risk | Life insurance contracts
Disclosure of types of insurance contracts [line items]
Reasonably possible increase (decrease) in risk variable, percent	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in net income due to change in corresponding risk variable	$ (170)		$ (175)
Increase (decrease) in equity due to change in corresponding risk variable	$ (170)		$ (175)